Parent Company Information	12 Months Ended
Dec. 31, 2013
Parent Company Information
Parent Company Information

Note 29—Parent Company Information

        The Company's debt financing agreements require PLS, PFSI's controlled subsidiary, to comply with financial covenants that include a minimum tangible net worth of $90 million. PLS is limited from transferring funds to the Parent by this minimum tangible net worth requirement.

PENNYMAC FINANCIAL SERVICES, INC.
CONDENSED BALANCE SHEET

December 31, 2013
(in thousands)
ASSETS
Cash	$707
Investments in subsidiaries	177,200
Other assets	63,117

Total assets	$241,024

LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses and other liabilities	$71,056
Payables to subsidiaries	50
Stockholders' equity	169,918

Total liabilities and stockholders' equity	$241,024

PENNYMAC FINANCIAL SERVICES, INC.
CONDENSED STATEMENT OF INCOME

Year ended December 31, 2013
(in thousands)
Revenue
Dividends from subsidiaries	$664
Interest	—

Total revenue	664

Expenses
Interest	—

Total expenses	—

Income before provision for income taxes and equity in undistributed earnings in subsidiaries	664
Provision for income taxes	9,961

Income before equity in undistributed earnings of subsidiaries	(9,297)
Equity in undistributed earnings of subsidiaries	23,697

Net income	$14,400

PENNYMAC FINANCIAL SERVICES, INC.
CONDENSED STATEMENT OF CASH FLOWS

Year ended December 31, 2013
(in thousands)
Cash flows from operating activities
Net income	$14,400
Equity in undistributed earnings of subsidiaries	(23,697)
Increase in payables to subsidiaries	50
Decrease in deferred tax asset	9,954

Net cash provided by operating activities	707

Cash flows from investing activities
Increase in investments in subsidiaries	(216,775)

Net cash used by investing activities	(216,775)

Cash flows from financing activities
Issuance of common shares	230,000
Payment of common share underwriting and offering costs	(13,225)

Net cash provided by financing activities	216,775

Net change in cash	707
Cash at beginning of year	—

Cash at end of year	$707